Document and Entity Information	6 Months Ended
Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Almost Never Films Inc.
Entity Central Index Key	0001422768
Trading Symbol	hlwd
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Dec. 31, 2017
Amendment Flag	false